RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about related party transactions
	2018	2017
Consulting services provided by Platoro	$22	$11

Disclosure of information about key management personnel
	2018	2017
Salaries and benefits	$1,894	$2,514
Directors’ fees	417	320
Share-based compensation	1,033	889
	$3,344	$3,723

Disclosure of balances outstanding to related parties
	December 31, 2018	December 31, 2017
Payable to Platoro	$–	$11